Results for the year (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Gross-to-net sales reconciliation

Gross-to-net sales reconciliation
DKK million	2022	2021	2020
Gross sales	455,692	340,180	298,187
US Managed Care and Medicare	(161,123)	(112,929)	(96,716)
US wholesaler charge-backs	(56,443)	(40,354)	(37,036)
US Medicaid rebates	(24,667)	(19,810)	(17,307)
Other US discounts and sales returns	(18,300)	(14,119)	(10,867)
Non-US rebates, discounts and sales returns	(18,205)	(12,168)	(9,315)
Total gross-to-net sales adjustments	(278,738)	(199,380)	(171,241)
Net sales	176,954	140,800	126,946

Provisions for sales rebates

Provisions for sales rebates
DKK million	2022	2021	2020
At the beginning of the year	50,822	34,052	30,878
Additional provisions, including increases to existing provisions	206,354	155,602	111,921
Amount paid during the year	(189,580)	(141,370)	(106,116)
Adjustments, including unused amounts reversed during the year	(1,141)	(284)	166
Effect of exchange rate adjustment	3,044	2,822	(2,797)
At the end of the year	69,499	50,822	34,052

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2022 Total	2021 Total
At the beginning of the year	50,822	2,157	858	2,057	55,894	39,340
Additional provisions, including increases to existing provisions	206,354	437	591	333	207,715	157,164
Amount used during the year	(189,580)	(103)	(437)	(158)	(190,278)	(142,691)
Adjustments, including unused amounts reversed during the year	(1,141)	(245)	10	(292)	(1,668)	(970)
Effect of exchange rate adjustment	3,044	130	8	32	3,214	3,051
At the end of the year	69,499	2,376	1,030	1,972	74,877	55,894
Non-current liabilities[3]	322	2,028	412	1,828	4,590	4,374
Current liabilities	69,177	348	618	144	70,287	51,520
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B drug pricing program and other types of US rebates, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provisions, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2023 and 2024. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by business segment

Business segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2022	2021	2020	2022	2021	2020	2022	2021	2020
Total net sales	156,412	121,597	108,020	20,542	19,203	18,926	176,954	140,800	126,946
Cost of goods sold	(23,405)	(19,363)	(17,715)	(5,043)	(4,295)	(3,217)	(28,448)	(23,658)	(20,932)
Sales and distribution costs	(42,392)	(33,791)	(29,903)	(3,825)	(3,217)	(3,025)	(46,217)	(37,008)	(32,928)
Research and development costs	(20,157)	(15,600)	(13,535)	(3,890)	(2,172)	(1,927)	(24,047)	(17,772)	(15,462)
Administrative costs	(3,955)	(3,504)	(3,387)	(512)	(546)	(571)	(4,467)	(4,050)	(3,958)
Other operating income and expenses	892	199	264	142	133	196	1,034	332	460
Segment operating profit	67,395	49,538	43,744	7,414	9,106	10,382	74,809	58,644	54,126
Operating margin	43.1%	40.7%	40.5%	36.1%	47.4%	54.9%	42.3%	41.7%	42.6%
Depreciation, amortisation and impairment losses expensed	(5,701)	(4,895)	(4,624)	(1,661)	(1,130)	(1,129)	(7,362)	(6,025)	(5,753)

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Diabetes and Obesity care segment:
Rybelsus®	3,155	524	36	1,714	289	36	63	—	—	1,378	235	—	8,144	4,314	1,837	8,011	4,243	1,826	11,299	4,838	1,873
Ozempic®	17,369	8,856	3,634	10,417	6,393	3,112	2,196	303	10	4,756	2,160	512	42,381	24,849	17,577	38,750	23,168	16,650	59,750	33,705	21,211
Victoza®	5,672	6,726	7,095	2,724	3,527	4,251	1,478	1,544	1,033	1,470	1,655	1,811	6,650	8,328	11,652	6,406	8,031	11,292	12,322	15,054	18,747
Total GLP-1	26,196	16,106	10,765	14,855	10,209	7,399	3,737	1,847	1,043	7,604	4,050	2,323	57,175	37,491	31,066	53,167	35,442	29,768	83,371	53,597	41,831
Long-acting insulin	11,403	11,074	9,959	7,157	6,729	6,451	1,636	2,080	1,471	2,610	2,265	2,037	5,338	6,990	8,480	4,685	6,412	7,962	16,741	18,064	18,439
– of which Tresiba®	6,092	5,486	4,407	3,485	2,979	2,574	1,050	1,095	418	1,557	1,412	1,415	3,261	4,243	4,561	2,723	3,793	4,191	9,353	9,729	8,968
– of which Xultophy®	2,400	2,135	1,789	1,716	1,693	1,605	45	3	1	639	439	183	409	522	655	399	512	642	2,809	2,657	2,444
– of which Levemir®	2,911	3,453	3,763	1,956	2,057	2,272	541	982	1,052	414	414	439	1,668	2,225	3,264	1,563	2,107	3,129	4,579	5,678	7,027
Premix insulin	10,023	10,512	10,246	2,622	2,879	2,959	4,912	5,224	4,852	2,489	2,409	2,435	539	691	679	517	665	652	10,562	11,203	10,925
– of which Ryzodeg®	2,889	1,711	1,291	495	392	321	1,218	283	39	1,176	1,036	931	—	—	—	—	—	—	2,889	1,711	1,291
– of which NovoMix®	7,134	8,801	8,955	2,127	2,487	2,638	3,694	4,941	4,813	1,313	1,373	1,504	539	691	679	517	665	652	7,673	9,492	9,634
Fast-acting insulin	10,826	10,903	10,808	6,456	6,454	6,584	1,942	2,288	2,075	2,428	2,161	2,149	6,637	6,784	7,505	6,247	6,357	7,101	17,463	17,687	18,313
– of which Fiasp®	1,354	1,106	832	1,138	965	764	—	—	—	216	141	68	649	642	553	606	605	519	2,003	1,748	1,385
– of which NovoRapid®	9,472	9,797	9,976	5,318	5,489	5,820	1,942	2,288	2,075	2,212	2,020	2,081	5,988	6,142	6,952	5,641	5,752	6,582	15,460	15,939	16,928
Human insulin	6,508	7,453	7,339	1,983	2,152	2,370	1,812	2,692	2,655	2,713	2,609	2,314	1,678	1,599	1,534	1,605	1,515	1,431	8,186	9,052	8,873
Total insulin	38,760	39,942	38,352	18,218	18,214	18,364	10,302	12,284	11,053	10,240	9,444	8,935	14,192	16,064	18,198	13,054	14,949	17,146	52,952	56,006	56,550
Other Diabetes care	2,428	2,644	2,946	717	713	725	1,181	1,432	1,546	530	499	675	797	950	1,085	660	806	943	3,225	3,594	4,031
Total Diabetes care	67,384	58,692	52,063	33,790	29,136	26,488	15,220	15,563	13,642	18,374	13,993	11,933	72,164	54,505	50,349	66,881	51,197	47,857	139,548	113,197	102,412
Wegovy®	54	—	—	54	—	—	—	—	—	—	—	—	6,134	1,386	—	6,134	1,386	—	6,188	1,386	—
Saxenda®	5,832	3,117	2,118	3,561	1,809	1,124	133	61	10	2,138	1,247	984	4,844	3,897	3,490	4,368	3,526	3,230	10,676	7,014	5,608
Total Obesity care	5,886	3,117	2,118	3,615	1,809	1,124	133	61	10	2,138	1,247	984	10,978	5,283	3,490	10,502	4,912	3,230	16,864	8,400	5,608
Diabetes and Obesity care total	73,270	61,809	54,181	37,405	30,945	27,612	15,353	15,624	13,652	20,512	15,240	12,917	83,142	59,788	53,839	77,383	56,109	51,087	156,412	121,597	108,020
Rare disease segment:
Rare blood disorders	6,671	5,784	5,708	3,795	3,712	3,579	604	222	361	2,272	1,850	1,768	5,035	4,433	3,954	4,710	4,170	3,675	11,706	10,217	9,662
– of which Haemophilia A	1,769	1,625	1,332	1,137	1,162	983	81	24	16	551	439	333	569	487	381	543	460	358	2,338	2,112	1,713
– of which Haemophilia B	479	400	306	294	268	199	13	4	—	172	128	107	280	237	212	152	102	86	759	637	518
– of which NovoSeven®	4,335	3,673	3,996	2,311	2,225	2,352	510	194	345	1,514	1,254	1,299	3,973	3,548	3,207	3,811	3,461	3,089	8,308	7,221	7,203
Rare endocrine disorders	4,904	4,880	4,832	2,232	2,212	2,220	246	167	66	2,426	2,501	2,546	2,234	2,423	2,875	2,205	2,400	2,857	7,138	7,303	7,707
Other Rare disease	1,002	1,064	1,108	804	837	886	6	6	5	192	221	217	696	619	449	358	330	205	1,698	1,683	1,557
Rare disease total	12,577	11,728	11,648	6,831	6,761	6,685	856	395	432	4,890	4,572	4,531	7,965	7,475	7,278	7,273	6,900	6,737	20,542	19,203	18,926
Total sales by geographical area	85,847	73,537	65,829	44,236	37,706	34,297	16,209	16,019	14,084	25,402	19,812	17,448	91,107	67,263	61,117	84,656	63,009	57,824	176,954	140,800	126,946
Total sales growth as reported	16.7%	11.7%	6.9%	17.3%	9.9%	6.5%	1.2%	13.7%	9.7%	28.2%	13.5%	5.7%	35.4%	10.1%	1.1%	34.4%	9.0%	0.6%	25.7%	10.9%	4.0%

Research and development costs

DKK million	2022	2021	2020
Employee costs (note 2.4)	9,952	7,328	6,269
Amortisation and impairment losses, intangible assets (note 3.1)	1,364	744	1,025
Depreciation and impairment losses, property, plant and equipment (note 3.2)	922	736	724
Other research and development costs	11,809	8,964	7,444
Total research and development costs	24,047	17,772	15,462
As percentage of net sales	13.6%	12.6%	12.2%

Employee costs and remuneration to executive management and board of directors

DKK million	2022	2021	2020
Wages and salaries	34,575	28,939	26,778
Share-based payment costs (note 5.1)	1,539	1,040	823
Pensions – defined contribution plans	2,472	2,022	1,961
Pensions – defined benefit plans	185	139	138
Other social security contributions	2,713	2,203	1,862
Other employee costs	3,105	2,189	2,044
Total employee costs for the year	44,589	36,532	33,606
Employee costs capitalised as intangible assets and property, plant and equipment	(1,451)	(1,240)	(1,279)
Change in employee costs capitalised as inventories	(70)	(56)	(60)
Total employee costs in the income statement	43,068	35,236	32,267
Included in the income statement:
Cost of goods sold	11,766	9,611	8,896
Sales and distribution costs	17,700	15,003	14,146
Research and development costs	9,952	7,328	6,269
Administrative costs	3,517	3,098	2,848
Other operating income and expenses	133	196	108
Total employee costs in the income statement	43,068	35,236	32,267

Number of employees	2022	2021	2020
Average number of full-time employees	51,046	46,171	43,759
Year-end number of full-time employees	54,393	47,792	44,723
Year-end employees (total)	55,185	48,478	45,323

Remuneration to Executive Management and Board of Directors
DKK million	2022	2021	2020
Salary and short-term incentive	141	126	119
Pension	13	12	26
Benefits	9	10	10
Long-term incentive[1]	97	100	52
Severance payments	—	29	—
Executive Management in total[2]	260	277	207
Fee to Board of Directors[3]	20	17	17
Total	280	294	224
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 175 million (DKK 202 million in 2021 and DKK 141 million in 2020).
3. All members of the Board of Directors are registered.

Income taxes expensed and paid

Income taxes expensed
DKK million	2022	2021	2020
Current tax on profit for the year	17,829	13,871	11,557
Deferred tax on profit for the year	(3,806)	(1,528)	1,105
Tax on profit for the year	14,023	12,343	12,662
Current tax adjustments recognised for prior years	339	(603)	(563)
Deferred tax adjustments recognised for prior years	(825)	(417)	(1,107)
Income taxes in the income statement	13,537	11,323	10,992
Tax on other comprehensive income for the year, (income)/expense	889	(1,005)	577

Income taxes paid
DKK million	2022	2021	2020
Income taxes paid in Denmark for current year	9,181	9,703	4,262
Income taxes paid outside Denmark for current year	5,647	3,439	4,508
Income taxes paid/(repayments) relating to prior years	(313)	1,296	1,336
Income taxes paid	14,515	14,438	10,106

Computation of effective tax rate

Computation of effective tax rate
DKK million	2022	2021	2020
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(1.1%)	(1.5%)	(2.5%)
Non-taxable income less non-tax-deductible expenses (net)	(0.5%)	(0.3%)	(0.2%)
Other adjustments (net)	(0.8%)	(1.0%)	1.4%
Effective tax rate	19.6%	19.2%	20.7%

Development in deferred income tax assets and liabilities

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2022
Net deferred tax asset/(liability) at 1 January	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Income/(charge) to the income statement	(413)	674	(465)	3,999	836		4,631
Income/(charge) to other comprehensive income	—	—	(130)	(141)	(608)		(879)
Income/(charge) to equity	—	—	—	—	234		234
Additions from acquisitions (5.3)	—	(1,475)	—	—	242		(1,233)
Effect of exchange rate adjustment	(9)	(103)	(5)	217	112		212
Net deferred tax asset/(liability) at 31 December	(2,402)	(8,279)	2,595	11,007	3,445	—	6,366
Classified as follows:
Deferred tax asset at 31 December	579	195	2,627	11,027	4,169	(5,170)	13,427
Deferred tax liability at 31 December	(2,981)	(8,474)	(32)	(20)	(724)	5,170	(7,061)
2021
Net deferred tax asset/(liability) at 1 January	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Income/(charge) to the income statement	(330)	632	387	2,037	(781)		1,945
Income/(charge) to other comprehensive income	—	2	251	(41)	793		1,005
Income/(charge) to equity	—	(2)	—	—	194		192
Additions from acquisitions (5.3)	—	(4,456)	—	—	976		(3,480)
Effect of exchange rate adjustment	(36)	49	1	319	43		376
Net deferred tax asset/(liability) at 31 December	(1,980)	(7,375)	3,195	6,932	2,629	—	3,401
Classified as follows:
Deferred tax asset at 31 December	719	109	3,210	7,223	3,541	(6,130)	8,672
Deferred tax liability at 31 December	(2,699)	(7,484)	(15)	(291)	(912)	6,130	(5,271)

Earnings per share

		2022	2021	2020
Net profit		55,525	47,757	42,138
Average number of shares outstanding[1]	in million shares	2,265.3	2,296.6	2,333.9
Dilutive effect of average outstanding share pool[2]	in million shares	7.0	6.5	6.1
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,272.3	2,303.1	2,340.0
Basic earnings per share	DKK	24.51	20.79	18.05
Diluted earnings per share	DKK	24.44	20.74	18.01
1. For further information on the development in treasury shares, please refer to note 4.2 2. For further information on the outstanding share pool, please refer to note 5.1.